Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of retained earnings

	As of December 31,
	2017	2018
	RMB	RMB	US$
PRC statutory reserve funds	39,638	38,349	5,578
Unreserved retained earnings	1,525,245	2,667,621	387,989

Total retained earnings	1,564,883	2,705,970	393,567

Schedule of components of accumulated other comprehensive income

	Foreign currency translation adjustments	Unrealized gains on available- for-sale securities	Total
		RMB	RMB
Balance at January 1, 2016	98,274	20,842	119,116
Other comprehensive income before reclassification	132,450	1,241	133,691
Amounts reclassified from accumulated other comprehensive income	—	(21,666)	(21,666)
Other comprehensive income attribute to noncontrolling interests	(2,996)	—	(2,996)

Balance at December 31, 2016	227,728	417	228,145
Other comprehensive (loss) income before reclassification	(148,304)	(433)	(148,737)
Other comprehensive loss attribute to noncontrolling interests	4,798	—	4,798

Balance at December 31, 2017	84,222	(16)	84,206
Other comprehensive income (loss) before reclassification	182,978	(3,734)	179,244
Other comprehensive income attribute to noncontrolling interests	(14,146)	—	(14,146)

Balance at December 31, 2018	253,054	(3,750)	249,304

Balance at December 31, 2018, in US$	36,805	(545)	36,260